As filed with the Securities and Exchange Commission on October 5, 2009
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
NEW JERSEY                                                      600 FIFTH AVENUE
DAILY MUNICIPAL                                               NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,


/s/Michael P. Lydon

Michael P. Lydon
President

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2009

================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 through July 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value  Ending Account Value    Expenses paid        Annualized
           Class A Shares                    2/1/09                7/31/09         During the Period*     Expense Ratio*
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,000.30              $5.06             1.02%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,019.74              $5.11             1.02%
  expenses)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
           Class B Shares            Beginning Account Value  Ending Account Value    Expenses paid        Annualized
                                              2/1/09                7/31/09         During the Period*     Expense Ratio*
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,001.00              $4.32             0.87%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.48              $4.36             0.87%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2009 through July 31, 2009), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Put Bond (b) (9.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00%   $ 5,000,000       P-1     A-1+
-----------                                                                                          -----------
  5,000,000   Total Put Bond                                                                           5,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (11.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   763,850   Borough of Demarest, County of Bergen, NJ (c)                     02/18/10     2.25%  $    765,900
    412,000   City of Ocean City, County of Cape May, NJ BAN (c)                03/12/10     2.25        413,845
  1,428,000   Township of Bedminster, County of Somerset, NJ BAN (c)            12/11/09     1.50      1,430,549
  1,433,414   Township of Mantua, County of Gloucester, NJ
              - Series 2008B BAN (c)                                            12/18/09     2.00      1,440,096
  1,887,627   Township of Ocean, County of Ocean, NJ BAN (c)                    12/04/09     2.90      1,889,825
-----------                                                                                          -----------
  5,924,891   Total Tax Exempt General Obligation Notes & Bonds                                        5,940,215
-----------                                                                                          -----------
Tax Exempt Variable Rate Demand Instruments (d) (74.21%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006 (e)
              Collaterized by Federal National Mortgage Association             04/15/36     0.28%  $    900,000               A-1+
  1,185,000   County of Douglas, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (e)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.51      1,185,000               A-1+
  2,020,000   County of Medina, OH IDRB
              (Three D Metals Inc. Project) - Series 1998 (c) (e)
              LOC Charter One Bank, N.A.                                        12/01/18     3.40      2,020,000
  1,505,000   Delaware River Port Authority, PA Revenue Refunding Bonds
              - Series 2008 B
              LOC TD Bank, N.A.                                                 01/01/26     0.29      1,505,000     VMIG-1    A-1+
  3,200,000   Development Authority of Appling County, GA PCRB
              (Georgia Power Company Plant Hatch Project)
               -  Second Series 2001(e)                                         12/01/18     0.42      3,200,000     VMIG-1
    800,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project)- Series 2006(e)
              LOC Branch Banking & Trust Co.                                    07/01/26     0.57        800,000       P-1     A-1+
  2,000,000   Metropolitan Transportation Authority, NY Dedicated Tax Fund
              Refunding Bonds - Series 2008B-1
              LOC Scotia Bank                                                   11/01/34     0.25      2,000,000               A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,150,000   New Jersey EDA Economic Development Bond
              (Campus 130 Associates - 1984 Project) (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/11     0.55%  $  2,150,000       P-1     A-1+
  2,900,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     0.53      2,900,000               A-1
  1,000,000   New Jersey EDA IDRB (Genlyte Union County Project) - Series 1990
              LOC Bank of America, N.A.                                         10/15/09     0.45      1,000,000       P-1
  1,950,000   New Jersey EDA IDRB
              (Pennwell Holdings, L.L.C. Project) - Series 1996 (c) (e)
              LOC Wachovia Bank, N.A.                                           12/01/16     0.64      1,950,000
  1,800,000   New Jersey EDA Industrial Development Revenue Refunding Bonds
              (VPR Commerce Center Project) - Series 1989
              LOC PNC Bank, N.A.                                                08/01/17     0.29      1,800,000               A-1
    800,000   New Jersey EDA Pollution Control Revenue Refunding Bonds
              (Exxon Project) - Series 1989                                     04/01/22     0.13        800,000       P-1     A-1+
  3,100,000   New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.27      3,100,000       P-1     A-1+
  1,000,000   New Jersey EDA RB
              (The Cooper Health System Project) - Series 2008A
              LOC TD Bank, N.A.                                                 11/01/38     0.29      1,000,000     VMIG-1    A-1+
  1,500,000   New Jersey EDA Revenue Refunding Bonds
              (Crane's Mill Project) - Series 2005B
              LOC TD Bank, N.A.                                                 06/01/27     0.31      1,500,000               A-1+
  1,400,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     0.25      1,400,000     VMIG-1    A-1+
    100,000   New Jersey EDA School RB
              (The Peddie School 1994 Project) - Series B                       02/01/19     0.29        100,000               A-1
    450,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1996A                        02/01/26     0.29        450,000               A-1
    100,000   New Jersey EDA, Thermal Energy Facilities RB
              (Marina Energy LLC Project) - Seres 2001A (e)
              LOC Wachovia Bank, N.A.                                           09/01/31     0.38        100,000     VMIG-1    A-1
    965,000   New Jersey EDA, Thermal Energy Facilities RB
              (Thermal Energy Limited Partnership I Project) - Series 1995 (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/09     0.60        965,000     VMIG-1
  4,050,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) - Series 2003A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/33     0.28      4,050,000     VMIG-1    A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) - Series 2003B
              LOC Bank of America, N.A.                                         07/01/33     0.28%  $  1,200,000     VMIG-1    A-1
  2,000,000   New Jersey Health Care Facilities Financing Authority RB
              (AHS Hospital Corp. Issue) - Series 2008B
              LOC Bank of America, N.A.                                         07/01/36     0.28      2,000,000     VMIG-1    A-1+
  1,000,000   New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     0.22      1,000,000     VMIG-1    A-1+
    400,000   Union County, NJ PCFA Pollution Control Revenue Refunding
              Bonds (Exxon Project) - Series 1989                               10/01/24     0.13        400,000       P-1     A-1+
-----------                                                                                         ------------
 39,475,000   Total Tax Exempt Variable Rate Demand Instruments                                       39,475,000
                                                                                                    ------------
              Total Investments (94.78%) (Cost $50,415,215+)                                          50,415,215
              Cash and Other Assets, Net of Liabilities (5.22%)                                        2,777,656
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 53,192,871
                                                                                                    ============

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JULY 31, 2009
(UNAUDITED)
===============================================================================

KEY:

     BAN      =   Bond Anticipation Note                      PCFA       =   Pollution Control Finance Authority
     EDA      =   Economic Development Authority              PCRB       =   Pollution Control Revenue Bond
     IDRB     =   Industrial Development Revenue Bond         RB         =   Revenue Bond
     LOC      =   Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
------------------------ ----------------------------- -------------------------------
        States                      Value                      % of Portfolio
------------------------ ----------------------------- -------------------------------
Georgia                           $ 3,200,000                        6.35%
Kentucky                              800,000                        1.59
Nebraska                            1,185,000                        2.35
New Jersey                         34,705,215                       68.84
New York                            2,000,000                        3.97
Ohio                                2,020,000                        4.00
Pennsylvania                        1,505,000                        2.98
Puerto Rico                         5,000,000                        9.92
------------------------ ----------------------------- -------------------------------
Total                             $50,415,215                      100.00%
------------------------ ----------------------------- -------------------------------

BREAKDOWN OF HOLDINGS BY MATURITY DATE
------------------------- ---------------------------- -------------------------------
       Securities                    Value                     % of Portfolio
      Maturing in
------------------------- ---------------------------- -------------------------------
Less than 31 days                  $39,475,000                      78.30%
31 through 60                              -0-                       0.00
61 through 90                              -0-                       0.00
91 through 120                             -0-                       0.00
121 through 180                      4,760,470                       9.44
Over 180 days                        6,179,745                      12.26
------------------------- ---------------------------- -------------------------------
Total                              $50,415,215                     100.00%
------------------------- ---------------------------- -------------------------------




--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2009
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $    50,415,215
   Cash ................................................................................            2,697,797
   Accrued interest receivable..........................................................              157,272
   Prepaid expenses.....................................................................                7,075
   Other receivables....................................................................                  452
                                                                                              ---------------
         Total assets...................................................................           53,277,811
                                                                                              ---------------


LIABILITIES:

   Payable to affiliates (Note 2).......................................................               23,657
   Accrued expenses.....................................................................               61,212
   Dividends payable....................................................................                   70
   Other payable........................................................................                    1
                                                                                              ---------------
         Total liabilities..............................................................               84,940
                                                                                              ---------------
   Net assets...........................................................................      $    53,192,871
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 5)..............................      $    53,192,871
                                                                                              ---------------
   Net assets...........................................................................      $    53,192,871
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $42,703,759             42,715,690                 $1.00
Class B Shares..............................        $10,489,112             10,492,042                 $1.00





--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2009
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................................  $      358,559
                                                                                               --------------
Expenses: (Note 2)
    Investment management fee................................................................         100,336
    Administration fee.......................................................................          70,235
    Shareholder servicing fee (Class A shares)...............................................          52,291
    Custodian expenses.......................................................................           3,868
    Shareholder servicing and related shareholder expenses+..................................          34,161
    Legal, compliance and filing fees........................................................          38,115
    Audit and accounting.....................................................................          46,599
    Directors' fees and expenses.............................................................           4,777
    Other....................................................................................          20,391
                                                                                               --------------
         Total expenses......................................................................         370,773
               Fees waived (Note 2)..........................................................         (41,468)
                                                                                               --------------
         Net Expenses........................................................................         329,305
                                                                                               --------------
Net investment income........................................................................          29,254
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments......................................................             -0-
                                                                                               --------------
Increase in net assets from operations.......................................................  $       29,254
                                                                                               ==============

+ Includes class specific transfer agency expenses of $11,819 and $2,776 for Class A and Class B shares, respectively.







--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                             Six Months
                                                                                Ended                      Year
                                                                            July 31, 2009                  Ended
                                                                             (Unaudited)             January 31, 2009
                                                                              ---------             -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income.........................................        $      29,254             $      938,486
     Net realized gain (loss) on investments.......................                  -0-                      9,236
                                                                          --------------             --------------
     Increase in net assets from operations........................               29,254                    947,722
Dividends to shareholders from net investment income:*
     Class A shares................................................              (14,653)                 (626,792)
     Class B shares................................................              (14,601)                 (311,694)
                                                                          --------------             --------------
     Total dividends to shareholders...............................              (29,254)                 (938,486)
Distributions to shareholders from realized gains on investments:
     Class A shares................................................                  -0-                     (7,452)
     Class B shares................................................                  -0-                     (2,529)
                                                                          --------------             --------------
     Total dividends to shareholders...............................                  -0-                     (9,981)
Capital share transactions (Note 5):
     Class A shares................................................           (2,794,368)               (7,538,380)
     Class B shares................................................           (5,020,873)               (9,876,269)
                                                                          --------------             --------------
     Total capital share transactions..............................           (7,815,241)              (17,414,649)
                                                                          --------------             --------------
     Total increase (decrease).....................................           (7,815,241)              (17,415,394)

Net assets:
     Beginning of period...........................................           61,008,112                 78,423,506
                                                                          --------------             --------------
     End of period.................................................        $  53,192,871             $   61,008,112
                                                                          ==============             ==============

     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                          ==============             ==============

* Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New Jersey income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has two classes of stock authorized, Class A and Class B shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -

     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -

     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     e) Accounting Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (continued)

     f) Representations and  Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -

     The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended July 31, 2009, class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h) Risks -

     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at July 31, 2009, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of July 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                    Amount
     --------                        ---------                    ------
   Management fees                   Manager                 $    17,368
   Administration fees               Manager                       4,062
   Transfer Agency fees              Reich & Tang Services, Inc.
                                     (the "TA")                    2,227
                                                             -----------
         Total                                               $    23,657
                                                             ===========

For the period  ended July 31,  2009,  the Manager and  Distributor  voluntarily waived the following fees:
   Administration fees....................................   $    25,149
   Shareholder servicing fees - Class A...................        16,319
                                                             -----------
         Total                                               $    41,468
                                                             ===========


Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager and Distributor have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the period ended July 31, 2009 these fees amounted to:

                                                           Amount             %
                                                           ------           -----
   Class A shares..................................       $ 13,190          0.05%
   Class B Shares..................................          3,072          0.05%
                                                          --------
   Total Transfer Agency Fees......................       $ 16,262
                                                          ========

As of July 31, 2009, no Directors or Officers had investments in the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended July 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

   Purchases.......................................         $ 29,145,000
   Sales...........................................           37,450,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

The Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5. Capital Stock

At July 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                    Six Months Ended
                                                      July 31, 2009                         Year Ended
                                                       (Unaudited)                       January 31, 2009
                                                      -------------                      ----------------
Class A                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------    -------------      --------------    -------------
Sold......................................$     73,320,334       73,320,334      $  345,204,458      345,204,458
Issued on reinvestment of dividends.......          21,040           21,040             557,057          557,057
Redeemed..................................     (76,135,741)     (76,135,741)       (353,299,776)    (353,299,776)
Additional paid-in-capital*...............              (1)             -0-                (119)             -0-
                                          ----------------    -------------      --------------    -------------
     Net increase (decrease)..............$     (2,794,368)      (2,794,367)     $   (7,538,380)      (7,538,261)
                                          ================    =============      ==============    =============

Class B                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------    -------------      --------------    -------------
Sold......................................$     14,563,710       14,563,710      $   70,189,775       70,189,775
Issued on reinvestment of dividends.......          18,992           18,992             333,303          333,303
Redeemed..................................     (19,603,575)     (19,603,575)        (80,400,647)     (80,400,647)
Additional paid-in-capital*...............             -0-              -0-               1,300              -0-
                                          ----------------    -------------      --------------    -------------
     Net increase (decrease)..............$     (5,020,873)      (5,020,873)     $   (9,876,269)      (9,877,569)
                                          ================    =============      ==============    =============

* During the period ended July 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

8. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

8. Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Fund's investments as of July 31, 2009:

                                                 Quoted Prices in Active       Significant Other            Significant
                                                  Markets for Identical           Observable               Unobservable
                                                        Assets                     Inputs                    Inputs
     Description                                      (Level 1)                   (Level 2)                 (Level 3)
     -----------                                       -------                    -------                   -------
Equity securities                                 $            -0-             $            -0-         $            -0-
Debt securities issued by the U.S. Treasury
   and other U.S. government corporation
   and agencies                                                -0-                          -0-                      -0-
Debt securities issued by states of the United
   States and political subdivisions of the states             -0-                   50,415,215                      -0-
Debt securities issued by foreign government                   -0-                          -0-                      -0-
Corporate debt securities                                      -0-                          -0-                      -0-
Mortgage-backed securities                                     -0-                          -0-                      -0-
Other debt securities                                          -0-                          -0-                      -0-
                                                 -----------------             ----------------          ----------------
Total                                                          -0-                   50,415,215                      -0-
                                                 =================             ================          ================

For the period ended July 31, 2009, there were no Level 1 or 3 investments.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

9. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 275,978,811. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

9. Temporary Guarantee Program for Money Market Funds (continued)

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

10. Subsequent Events

In accordance with the adoption of SFAS No. 165, "subsequent events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through September 25, 2009, the date the financial statements were available to be issued. The following events have occurred or are scheduled to occur:

On September 18, 2009 the Treasury Guarantee Program expired without renewal.

The Board of Directors has approved the reorganization and liquidation of the New Jersey Daily Municipal Income Fund, Inc. On November 9, 2009 a shareholder meeting will be held to obtain the approval from the shareholders for the reorganization and liquidation of the Fund. The actual date of the liquidation has not been determined but is expected to occur shortly after the meeting.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

11. Financial Highlights

                                          Six Months                           Year
                                            Ended                              Ended
Class A shares                          July 31, 2009                       January 31,
--------------                                          --------------------------------------------------
                                         (Unaudited)     2009       2008       2007       2006       2005
                                          ---------     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            -------    -------    -------    -------    -------    -------

Income from investment operations:
    Net investment income.............       0.000      0.011      0.026      0.025      0.015      0.003
    Net realized and unrealized gain (loss)
on investments.......................          --       0.000      0.000      0.000     (0.000)    (0.000)
                                            -------    -------    -------    -------    -------    -------
Total from investment operations......       0.000      0.011      0.026      0.025      0.015      0.003
                                            -------    -------    -------    -------    -------    -------
Less distributions from:
    Dividends from net investment income    (0.000)    (0.011)    (0.026)    (0.025)    (0.015)    (0.003)
    Net realized gains on investments.       ( -- )    (0.000)    (0.000)     ( -- )     ( -- )     ( -- )
                                            -------    -------    -------    -------    -------    -------
Total distributions...................      (0.000)    (0.011)    (0.026)    (0.025)    (0.015)    (0.003)
                                            -------    -------    -------    -------    -------    -------
Net asset value, end of period........      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            =======    =======    =======    =======    =======    =======
Total Return..........................        0.03%(a)   1.13%      2.69%      2.52%      1.55%      0.34%

Ratios/Supplemental Data
Net assets, end of period (000's).....      $42,704    $45,499    $53,038    $92,135    $97,702    $107,203
Ratios to average net assets:
    Expenses (net of fees waived)(b)..        1.02%(c)   1.00%      0.98%      0.96%      0.94%      0.93%
    Net investment income.............        0.06%(c)   1.12%      2.66%      2.48%      1.53%      0.34%
    Management & administration fees waived   0.08%(c)   0.03%       --        0.03%       --         --
     Shareholder servicing fees waived        0.06%(c)   0.00%       --         --         --        0.00%
     Expenses paid indirectly.........          --       0.00%      0.00%       --        0.00%      0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

11. Financial Highlights (continued)

                                          Six Months                           Year
                                            Ended                              Ended
Class B shares                          July 31, 2009                       January 31,
--------------                                          --------------------------------------------------
                                         (Unaudited)     2009       2008       2007       2006       2005
                                          ---------     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            -------    -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.............         0.001      0.013      0.029      0.027      0.017      0.005
  Net realized and unrealized gain (loss)
  on investments.................              --       0.000      0.000      0.000     (0.000)    (0.000)
                                            -------    -------    -------    -------    -------    -------
Total from investment operations....         0.001      0.013      0.029      0.027      0.017      0.005
                                            -------    -------    -------    -------    -------    -------
Less distributions from:
  Dividends from net investment income      (0.001)    (0.013)    (0.029)    (0.027)    (0.017)    (0.005)
  Net realized gains on investments.         ( -- )    (0.000)    (0.000)     ( -- )     ( -- )     ( -- )
                                            -------    -------    -------    -------    -------    -------
Total distributions.................        (0.001)    (0.013)    (0.029)    (0.027)    (0.017)    (0.005)
                                            -------    -------    -------    -------    -------    -------
Net asset value, end of period......        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            =======    =======    =======    =======    =======    =======
Total Return........................          0.10%(a)   1.34%      2.90%      2.72%      1.76%      0.54%
Ratios/Supplemental Data
Net assets, end of period (000's)...        $10,489    $15,509    $25,386    $21,934    $22,484    $15,255
Ratios to average net assets:
Expenses (net of fees waived)(b)              0.87%(c)   0.79%      0.77%      0.76%      0.74%      0.74%
Net investment income...........              0.20%(c)   1.38%      2.85%      2.68%      1.74%      0.60%
    Management & administration fees waived   0.08%(c)   0.03%       --        0.03%       --         --
Expenses paid indirectly........                --       0.00%      0.00%       --        0.00%      0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 5, 2009, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager:

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that
(i)the Manager was able to retain quality portfolio managers and other personnel; (ii)the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii)the Manager was responsive to requests of the Board; and (iv)the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2) The performance of the Corporation and the Manager:

The Board reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-, three-, five- and ten-year periods ended December 31, 2008. The Performance Peer Groups were comprised of:
(i)the Corporation and five other New Jersey tax-exempt money market funds, as classified by Lipper; (ii)the Corporation and one other New Jersey tax-exempt money market fund that is considered to be a competitor of the Corporation with similar distribution channels; and (iii)the Corporation and all other retail and institutional New Jersey tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i)other funds with a similar investment policy to the Corporation's; or (ii)other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Corporation against all the Performance Peer Groups was satisfactory and that the Corporation's ranking against the Lipper performance universe was in the 3rd quintile for the one-month period, 4th quintile for the one-year, three-year and ten-year periods and 5th quintile for the five-year period (lst quintile being the highest). The Board discussed performance with the Manager and the importance of the Manager's conservative investment strategy.

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation:

In connection with the Boards' consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of : (i)the Corporation and five other NewJersey tax-exempt money market funds, as classified by Lipper; (ii)the Corporation and one other New Jersey tax- exempt money market fund that is considered to be a competitor of the Corporation with similar distribution channels; and (iii)the Corporation, the funds in (i) and all other retail no-load New Jersey tax-exempt money market funds, excluding outliers. The Board also considered comparative total fund expenses of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Groups fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation: (continued)

The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Board and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale:

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors:

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors            NEW JERSEY
in the Fund  unless  preceded  or  accompanied  by an            DAILY
effective  prospectus,   which  includes  information            MUNICIPAL
regarding   the  Fund's   objectives   and  policies,            INCOME
experience  of  its  management,   marketability   of            FUND, INC.
shares, and other information.
------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York Mellon
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217


  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.                       Semi-Annual Report
      600 Fifth Avenue                                     July 31, 2009
      New York, New York 10020                              (Unaudited)


  Distributor
      Reich & Tang Asset Distributor, Inc
      600 Fifth Avenue
      New York, New York 10020

NJ07/09S
--------------------------------------------------------------------------------
Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)* /s/ Christine Manna
                               Christine Manna, Secretary
Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: October 5, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: October 5, 2009

* Print the name and title of each signing officer under his or her signature.